Loans and ACL - Nonperforming Loans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	$ 299	$ 204
Recorded Investment With an ALLL	1,081	984
Commercial: | Commercial and industrial
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	123	120
Recorded Investment With an ALLL	347	278
Commercial: | CRE
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	154	75
Recorded Investment With an ALLL	130	7
Commercial: | Commercial construction
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	0	0
Recorded Investment With an ALLL	24	0
Consumer: | Residential mortgage
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	1	4
Recorded Investment With an ALLL	152	236
Consumer: | Home equity
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	1	2
Recorded Investment With an ALLL	121	133
Consumer: | Indirect auto
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	20	3
Recorded Investment With an ALLL	248	286
Consumer: | Other consumer
Financing Receivable, Nonperforming [Line Items]
Recorded Investment Without an ALLL	0	0
Recorded Investment With an ALLL	$ 59	$ 44